CONDENSED CONSOLIDATED BALANCE SHEETS (Unaudited) (Parenthetical) - $ / shares	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Statement of Financial Position [Abstract]
Common stock, value	$ 1	$ 1	$ 1
Common stock, shares authorized	50,000	50,000	50,000
Common stock, shares issued	2	2	2
Common stock, shares outstanding	2	2	2